Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2018
Registrant Name	dei_EntityRegistrantName	Dunham Funds
Central Index Key	dei_EntityCentralIndexKey	0001420040
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2019
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2019
Prospectus Date	rr_ProspectusDate	May 02, 2019
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Dunham Floating Rate Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAFRX
Dunham Floating Rate Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCFRX
Dunham Floating Rate Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNFRX
Dunham Long/Short Credit Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAAIX
Dunham Long/Short Credit Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCAIX
Dunham Long/Short Credit Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNAIX
Dunham Corporate/Government Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DACGX
Dunham Corporate/Government Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCCGX
Dunham Corporate/Government Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNCGX
Dunham Monthly Distribution Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAMDX
Dunham Monthly Distribution Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCMDX
Dunham Monthly Distribution Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNMDX
Dunham Dynamic Macro Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAAVX
Dunham Dynamic Macro Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCAVX
Dunham Dynamic Macro Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNAVX
Dunham High-Yield Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAHYX
Dunham High-Yield Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCHYX
Dunham High-Yield Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNHYX
Dunham International Opportunity Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAIOX
Dunham International Opportunity Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCIOX
Dunham International Opportunity Bond Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNIOX
Dunham Large Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DALVX
Dunham Large Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCLVX
Dunham Large Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNLVX
Dunham Focused Large Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAFGX
Dunham Focused Large Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCFGX
Dunham Focused Large Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNFGX
Dunham International Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAINX
Dunham International Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCINX
Dunham International Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNINX
Dunham Real Estate Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAREX
Dunham Real Estate Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCREX
Dunham Real Estate Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNREX
Dunham Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DASVX
Dunham Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCSVX
Dunham Small Cap Value Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNSVX
Dunham Small Cap Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DADGX
Dunham Small Cap Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCDGX
Dunham Small Cap Growth Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNDGX
Dunham Emerging Markets Stock Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAEMX
Dunham Emerging Markets Stock Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCEMX
Dunham Emerging Markets Stock Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DNEMX